                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment: /  /; Amendment Number: ____________

         This Amendment (Check only one):     /   /    is a restatement.
                                              /   /    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Forstmann-Leff International, LLC
Address:      One World Financial Center, Tower A
              New York, New York 10281

Form 13F File Number: 28-6824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Philip Silverman
Title:        Secretary
              Phone:       (212) 693-7000

Signature, Place, and Date of Signing:

/s/ Philip Silverman                New York, NY                    ___________

[Signature]                         [City, State]                   [Date]



Report Type (Check only one):


/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                              -----------------


Form 13F Information Table Entry Total:
                                              -----------------


Form 13F Information Table Value Total:  $
                                              -----------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the one filing this report.

None


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                           FORM 13F INFORMATION TABLE

                                                                          Page 1




                                    Form 13F
              Reporting Manager: Forstmann-Leff International, LLC
                          Quarter Ending March 31, 2000

              Item 1         Item 2    Item 3   Item 4                 Item 5                              Item 7        Item 8
              ------         ------    ------   ------                 ------                              ------        ------

                             Title               Fair      Shares or
          Name of Issuer       of               Market     Principal                Investment Discretion  Other  Voting Authority
                             Class     CUSIP     Value      Amount      Sh   Put   ----------------------- ----- -------------------
                                               (x 1000)                /Prn  /Call    Sole  Shared  Other         Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Ace Ltd.                    COMMON   G0070K103    42143985    1842360    SH         1842360                      1842360
Advo Inc.                   COMMON   007585102     1000000      40000    SH           40000                        40000
Caribiner International
   Inc.                     COMMON   141888107       20314      11608    SH           11608                        11608
Chelsea GCA Realty Inc.     COMMON   163262108      233044       8036    SH            8036                         8036
Cubist Pharmaceuticals Inc. COMMON   229678107      837500      20000    SH           20000                        20000
Encad Inc.                  COMMON   292503109      148566      27012    SH           27012                        27012
Equity Office Properties
  Trust                     COMMON   294741103  12954550.5     515604    SH          515604                       515604
Exodus Communications Inc.  COMMON   302088109    11408038      81196    SH           81196                        81196
First Data Corp.            COMMON   319963104     1546380      34848    SH           34848                        34848
Getty Images Inc            COMMON   374276103  1820270.31      50651    SH           50651                        50651
Health Managment Assoc.
   Inc.  (Class A)          COMMON   421933102   1381765.5      96966    SH           96966                        96966
HealthPlan Services Corp.   COMMON   421959107    68625.75      14838    SH           14838                        14838
Industrie-Matematik
  International Corp.       COMMON   455792101      158159      11608    SH           11608                        11608
Intermedia
   Communications Inc.      COMMON   458801107      966250      20000    SH           20000                        20000
Lennar Corp.                COMMON   526057104   314685.62      14510    SH           14510                        14510
MBIA, Inc.                  COMMON   55262C100   928534.69      17835    SH           17835                        17835
Mattel, Inc.                COMMON   577081102      344526      32812    SH           32812                        32812
Mellon Financial Corp.      COMMON   58551A108     8233729     276764    SH          276764                       276764
Newfield Exploration Co.    COMMON   651290108   1288951.5      36566    SH           36566                        36566
Nova Corp. GA               COMMON   669784100  1498830.75      51462    SH           51462                        51462
Quest Education Corp.       COMMON   74835F102   220713.75      25590    SH           25590                        25590
Qwest Communications
   Intl Inc.                COMMON   749121109     8640000     180000    SH          180000                       180000
Renaissancere Holdings Ltd. COMMON   G7496G103   553570.12      13543    SH           13543                        13543
Seagate Technology          COMMON   811804103  1385114.25      22431    SH           22431                        22431
Strategic Diagnostics Inc.  COMMON   862700101   124279.87      16299    SH           16299                        16299
Transkaryotic
   Therapies Inc.           COMMON   893735100   924765.62      16625    SH           16625                        16625
Veritas Software Corp.      COMMON   923436109     4912500      37500    SH           37500                        37500
Viasoft. Inc.               COMMON   92552U102   307622.37      47786    SH           47786                        47786




                                                ---------------------------------------------------------------------------------
GRAND TOTAL                                      104365272    3564450               3564450                      3564450
                                                =================================================================================


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